Fair Value Measurements and Fair Value of Financial Instruments - Financial Assets Measured and Recognized at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Total liabilities		$ 133	$ 59
Embedded Derivative Liability [Member]
Liabilities:
Total liabilities	24		18
Common Stock [Member] | Warrants [Member]
Liabilities:
Total liabilities	0	42	5
Series A and B Convertible Preferred Stock [Member] | Warrants [Member]
Liabilities:
Total liabilities	0	91	36
Significant Unobservable Inputs (Level 3) [Member]
Liabilities:
Total liabilities	0	133	59
Significant Unobservable Inputs (Level 3) [Member] | Embedded Derivative Liability [Member]
Liabilities:
Total liabilities			18
Significant Unobservable Inputs (Level 3) [Member] | Common Stock [Member] | Warrants [Member]
Liabilities:
Total liabilities		42	5
Significant Unobservable Inputs (Level 3) [Member] | Series A and B Convertible Preferred Stock [Member] | Warrants [Member]
Liabilities:
Total liabilities		$ 91	$ 36